Earnings per share - Additional information (Detail) - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Earnings Per Share [Abstract]
Antidilutive stock options and other stock-based compensation plans to purchase or deliver	104,496,000	13,035,600	7,927,900